Company Information - Share-based payments (Details) € in Thousands											12 Months Ended
	Dec. 08, 2022 shares	Dec. 08, 2022 employee	Dec. 08, 2022	Dec. 08, 2021 shares	Dec. 08, 2021 employee	Dec. 08, 2021	Jun. 28, 2021 EUR (€) shares	Apr. 16, 2021 shares	Apr. 16, 2021	Apr. 16, 2021 item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Capital increase arising from the vesting of bonus share awards | €											€ 3,969	€ 2,218	€ 2,089
BSPCE 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted									600,000				600,000
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted								466,000	466,000
BSA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted | item										50,000
AGA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement							29,100						29,100
Capital increase arising from the vesting of bonus share awards | €							€ 291
AGA 2021-bis
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted				123,000		123,000							123,000
Number of employees for whom bonus shares were granted | employee					13
AGA 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of equity instruments granted	373,000		373,000									373,000
Number of other equity instruments exercised or vested in share-based payment arrangement											363,000
Number of employees for whom bonus shares were granted | employee		110